Long Term Debt - Term Bank Loans and Credit Facilities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended							3 Months Ended											12 Months Ended		3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 20, 2011	Dec. 31, 2011 Loan for acquisition of tankers Saga and Vilamoura (Member)	Feb. 07, 2011 Loan for acquisition of tankers Saga and Vilamoura (Member) NumberOfInstallments	Dec. 31, 2010 Loan for acquisition of tankers Saga and Vilamoura (Member)	Apr. 15, 2011 Loan For Construction Of Ocean Rig Corcovado And Ocean Rig Olympia (Member) NumberOfInstallments	Dec. 31, 2011 Loan For Construction Of Ocean Rig Corcovado And Ocean Rig Olympia (Member)	Dec. 31, 2010 Loan For Construction Of Ocean Rig Corcovado And Ocean Rig Olympia (Member)	Dec. 31, 2011 Loan For Acquisition Of Tanke Daytona [Member]	Apr. 20, 2011 Loan For Acquisition Of Tanke Daytona [Member] NumberOfInstallments	Dec. 31, 2010 Loan For Acquisition Of Tanke Daytona [Member]	Dec. 31, 2011 Loans Ocean Rig [Member]	Apr. 27, 2011 Loans Ocean Rig [Member]	Apr. 20, 2011 Loans Ocean Rig [Member] NumberOfInstallments	Dec. 31, 2010 Loans Ocean Rig [Member]	Oct. 26, 2011 Loans For Construction Of Tankers Belmar Calida Lipari And Petalidi [Member] NumberOfInstallments	Dec. 31, 2011 OceanFreight's Loan - Tranche A NumberOfInstallments	Dec. 31, 2011 OceanFreights Loan Tranche B [Member] NumberOfInstallments	Apr. 20, 2011 Bridge Loan [Member]	Dec. 31, 2011 Bridge Loan [Member]	Dec. 31, 2010 Bridge Loan [Member]	Dec. 21, 2010 Bridge Loan [Member]	Dec. 31, 2011 OceanFreight Loan [Member]	Oct. 26, 2011 OceanFreight Loan [Member]	Dec. 31, 2010 OceanFreight Loan [Member]	Sep. 18, 2007 OceanFreight Loan [Member]
Long term Debt repayment installments						20		20				24				18		28	7	8
Term loan duration								5
Principal payments and repayments of long-term debt	$ 877,793	$ 217,726	$ 874,344																		$ 325,000
Line of Credit Facility, Maximum Borrowing Capacity														495,000	562,500				200,000	125,000
Long-term debt (Note 11)																										137,711
Amount Of Credit Facility Utilized																			199,000
Debt Instrument, Unused Borrowing Capacity, Amount	109,037	930,477																	86,469	43,111
Line of Credit Facility, Periodic Payment																			8,130	5,132
Repayments of Lines of Credit																			29,559	2,055
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	1.08%
Long-term Debt, Weighted Average Interest Rate	5.45%	4.80%	3.88%
Interest on long-term debt	156,088	99,044	94,717
Debt's original amount	$ 4,434,018	$ 2,935,648		$ 495,000	$ 66,500	$ 70,000		$ 800,000	$ 766,667		$ 31,236	$ 32,313		$ 990,000	$ 562,500		$ 194,524	$ 141,350						$ 325,000	$ 129,580			$ 325,000
Compliance with loan-to-value ratios	As of December 31, 2011, the Company was not in compliance with loan-to-value ratios contained in certain of its original loan agreements under which a total of $185,802 was outstanding as of that date and out of which approximately $97,302 of debt waived such breaches up to March 31, 2012. As a result, the Company may be required to prepay indebtedness or provide additional collateral to its lenders in the form of cash or other property in the total amount of $83,009 in order to comply with these ratios, including an amount of $64,384 assumed prepaid upon waiver expiry on March 31, 2012.